Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
January 31, 2022
IDF-NPRT1-0422
1.9896223.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.2%
Elisa Corp. (A Shares)	527	30,957
Entertainment - 1.7%
Live Nation Entertainment, Inc. (a)	656	71,839
Netflix, Inc. (a)	217	92,689
Sea Ltd. ADR (a)	143	21,494
The Walt Disney Co. (a)	794	113,518
Universal Music Group NV	1,290	31,849
		331,389
Interactive Media & Services - 6.2%
Adevinta ASA Class B (a)	1,686	17,688
Alphabet, Inc.:
Class A (a)	102	276,019
Class C (a)	100	271,397
Hemnet Group AB (a)	1,471	26,531
Kakao Corp.	472	34,089
Match Group, Inc. (a)	469	52,856
Meta Platforms, Inc. Class A (a)	845	264,705
NAVER Corp.	121	31,957
Rightmove PLC	2,609	22,994
Tencent Holdings Ltd.	2,181	136,666
Yandex NV Series A (a)	472	22,684
Z Holdings Corp.	6,321	32,102
		1,189,688
Media - 0.8%
Cable One, Inc.	24	37,074
Liberty Media Corp. Liberty Media Class A (a)	988	54,142
Schibsted ASA (A Shares)	627	18,575
The New York Times Co. Class A	1,023	40,951
		150,742
TOTAL COMMUNICATION SERVICES		1,702,776
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.6%
Aptiv PLC (a)	449	61,324
DENSO Corp.	636	47,467
		108,791
Automobiles - 2.6%
Ferrari NV	178	41,024
Maruti Suzuki India Ltd.	370	42,893
Rivian Automotive, Inc.	448	29,452
Tesla, Inc. (a)	308	288,510
Toyota Motor Corp.	5,108	100,950
		502,829
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A (a)	1,098	23,223
Grand Canyon Education, Inc. (a)	526	44,016
		67,239
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (a)	342	52,658
Burger King India Ltd. (a)	14,645	26,479
Chipotle Mexican Grill, Inc. (a)	40	59,423
Churchill Downs, Inc.	284	59,725
Compass Group PLC	2,092	47,546
Domino's Pizza, Inc.	123	55,922
Evolution AB (b)	222	27,621
Hilton Worldwide Holdings, Inc. (a)	533	77,344
Jubilant Foodworks Ltd.	612	27,940
Marriott International, Inc. Class A (a)	471	75,888
Oriental Land Co. Ltd.	237	41,258
PointsBet Holdings Ltd. (a)	4,078	14,291
Starbucks Corp.	799	78,558
Vail Resorts, Inc.	167	46,276
Wingstop, Inc.	326	49,960
Yum! Brands, Inc.	489	61,208
		802,097
Household Durables - 0.5%
Maytronics Ltd.	1,407	30,003
NVR, Inc. (a)	11	58,599
		88,602
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	154	460,686
Deliveroo PLC Class A (a)(b)	8,350	17,543
Delivery Hero AG (a)(b)	286	22,076
Doordash, Inc. (a)	321	36,430
JD.com, Inc. Class A (a)	103	3,904
Meituan Class B (a)(b)	2,678	79,896
MercadoLibre, Inc. (a)	37	41,886
Prosus NV	569	47,051
Wayfair LLC Class A (a)	305	47,556
Zomato Ltd. (a)	17,301	21,099
		778,127
Leisure Products - 0.2%
Roland Corp.	825	31,470
Multiline Retail - 1.0%
B&M European Value Retail SA	5,153	39,460
Dollarama, Inc.	746	38,493
Next PLC	328	33,419
Target Corp.	364	80,237
		191,609
Specialty Retail - 4.1%
Carvana Co. Class A (a)	218	35,329
Fast Retailing Co. Ltd.	55	32,366
Five Below, Inc. (a)	295	48,380
Floor & Decor Holdings, Inc. Class A (a)	546	59,361
JD Sports Fashion PLC	12,090	31,001
Lowe's Companies, Inc.	461	109,418
National Vision Holdings, Inc. (a)	912	37,283
Nitori Holdings Co. Ltd.	238	34,097
The Home Depot, Inc.	480	176,150
TJX Companies, Inc.	960	69,091
Ulta Beauty, Inc. (a)	173	62,927
Warby Parker, Inc. (a)	994	36,947
WH Smith PLC (a)	1,394	31,275
Workman Co. Ltd.	394	17,400
		781,025
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	130	35,674
Hermes International SCA	29	43,541
lululemon athletica, Inc. (a)	156	52,067
LVMH Moet Hennessy Louis Vuitton SE	126	103,494
Moncler SpA	697	44,733
NIKE, Inc. Class B	732	108,387
PVH Corp.	442	41,994
Shenzhou International Group Holdings Ltd.	1,932	35,848
		465,738
TOTAL CONSUMER DISCRETIONARY		3,817,527
CONSUMER STAPLES - 5.3%
Beverages - 1.3%
Ambev SA	11,986	33,790
China Resources Beer Holdings Co. Ltd.	4,060	30,311
Davide Campari Milano NV	3,170	39,800
Kweichow Moutai Co. Ltd. (A Shares)	135	40,386
Monster Beverage Corp. (a)	607	52,639
Pernod Ricard SA	211	45,133
		242,059
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	992	40,011
Avenue Supermarts Ltd. (a)(b)	594	32,957
Casey's General Stores, Inc.	234	43,948
Clicks Group Ltd.	1,946	37,266
Cosmos Pharmaceutical Corp.	183	22,854
Costco Wholesale Corp.	245	123,757
Ocado Group PLC (a)	1,349	27,487
Wal-Mart de Mexico SA de CV Series V	11,892	40,436
Walmart, Inc.	850	118,839
Welcia Holdings Co. Ltd.	941	25,414
		512,969
Food Products - 0.3%
Barry Callebaut AG	13	29,843
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,392	36,669
		66,512
Household Products - 0.2%
Unicharm Corp.	828	31,997
Personal Products - 0.8%
Hindustan Unilever Ltd.	1,106	33,840
Kao Corp.	658	32,881
L'Oreal SA	138	58,946
Shiseido Co. Ltd.	604	30,468
		156,135
TOTAL CONSUMER STAPLES		1,009,672
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc.	680	76,092
Hess Corp.	877	80,938
Parkland Corp.	979	26,032
PrairieSky Royalty Ltd.	3,064	39,434
Reliance Industries Ltd.	1,962	63,269
		285,765
FINANCIALS - 10.8%
Banks - 4.0%
Bank of America Corp.	3,450	159,183
Credicorp Ltd. (United States)	340	48,695
FinecoBank SpA	1,942	32,649
First Republic Bank	375	65,096
HDFC Bank Ltd.	1,632	32,842
JPMorgan Chase & Co.	1,272	189,019
KBC Groep NV	510	44,354
PNC Financial Services Group, Inc.	396	81,572
PT Bank Central Asia Tbk	93,809	49,897
SVB Financial Group (a)	114	66,565
		769,872
Capital Markets - 4.8%
Amundi SA (b)	348	27,052
Avanza Bank Holding AB	836	26,450
Banca Generali SpA	703	28,314
Bolsa Mexicana de Valores S.A.B. de CV	15,648	26,687
Brookfield Asset Management, Inc. (Canada) Class A	1,106	60,905
Charles Schwab Corp.	1,199	105,152
CME Group, Inc.	328	75,276
HDFC Asset Management Co. Ltd. (b)	855	25,435
Houlihan Lokey	559	59,411
HUB24 Ltd.	1,366	26,618
Moody's Corp.	196	67,228
Morningstar, Inc.	188	54,033
MSCI, Inc.	122	65,407
Netwealth Group Ltd.	2,295	24,856
Partners Group Holding AG	21	29,278
Raymond James Financial, Inc.	576	60,981
S&P Global, Inc.	175	72,664
St. James's Place PLC	1,621	33,461
Value Partners Group Ltd.	55,561	27,402
VZ Holding AG	309	28,964
		925,574
Consumer Finance - 0.2%
Bajaj Finance Ltd.	405	38,382
Insurance - 1.8%
Arthur J. Gallagher & Co.	430	67,914
Assurant, Inc.	342	52,158
Chubb Ltd.	397	78,320
Hannover Reuck SE	177	35,708
HDFC Standard Life Insurance Co. Ltd. (b)	3,754	31,490
Lifenet Insurance Co. (a)	2,445	13,801
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	12,768	22,920
Qualitas Controladora S.A.B. de CV	5,930	32,033
		334,344
TOTAL FINANCIALS		2,068,172
HEALTH CARE - 7.4%
Biotechnology - 0.5%
Abcam PLC (a)	1,484	26,731
Xencor, Inc. (a)	1,640	56,367
Zai Lab Ltd. (a)	176	8,313
		91,411
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	100	49,496
Boston Scientific Corp. (a)	1,635	70,142
Coloplast A/S Series B	210	30,539
Fisher & Paykel Healthcare Corp.	1,534	28,223
Hoya Corp.	341	44,217
IDEXX Laboratories, Inc. (a)	108	54,788
Intuitive Surgical, Inc. (a)	264	75,024
Masimo Corp. (a)	194	42,655
ResMed, Inc.	252	57,607
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	575	29,363
Straumann Holding AG	23	38,113
The Cooper Companies, Inc.	138	54,965
		575,132
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	519	31,204
Chemed Corp.	104	48,767
Humana, Inc.	159	62,408
UnitedHealth Group, Inc.	388	183,357
		325,736
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	187	44,233
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	309	29,747
Danaher Corp.	349	99,741
Lonza Group AG	56	38,609
Maravai LifeSciences Holdings, Inc. (a)	1,276	36,902
Mettler-Toledo International, Inc. (a)	41	60,380
Sartorius Stedim Biotech	75	32,888
Wuxi Biologics (Cayman), Inc. (a)(b)	3,826	38,347
		336,614
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,682	30,249
TOTAL HEALTH CARE		1,403,375
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	232	32,464
INVISIO AB	1,488	19,132
Northrop Grumman Corp.	188	69,541
		121,137
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	677	70,848
Deutsche Post AG	919	55,306
DSV A/S	184	37,385
Expeditors International of Washington, Inc.	514	58,843
ZTO Express, Inc. sponsored ADR	1,152	34,606
		256,988
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	249	27,793
Building Products - 1.4%
Armstrong World Industries, Inc.	577	57,135
ASSA ABLOY AB (B Shares)	1,529	41,867
Belimo Holding AG (Reg.)	59	32,581
Kingspan Group PLC (Ireland)	400	38,503
The AZEK Co., Inc. (a)	1,113	36,762
Trex Co., Inc. (a)	574	52,504
		259,352
Commercial Services & Supplies - 1.5%
Casella Waste Systems, Inc. Class A (a)	699	53,110
Cintas Corp.	149	58,338
Copart, Inc. (a)	461	59,584
GFL Environmental, Inc.	804	26,413
Prosegur Compania de Seguridad SA (Reg.)	10,044	25,022
Sunny Friend Environmental Technology Co. Ltd.	4,492	32,052
Waste Connections, Inc. (Canada)	281	35,031
		289,550
Construction & Engineering - 0.1%
Sweco AB (B Shares)	1,932	27,159
Electrical Equipment - 1.0%
AMETEK, Inc.	422	57,717
Generac Holdings, Inc. (a)	139	39,251
Nidec Corp.	393	34,832
Somfy SA	210	38,664
Sungrow Power Supply Co. Ltd. (A Shares)	1,581	28,723
		199,187
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	432	88,335
Roper Technologies, Inc.	128	55,956
		144,291
Machinery - 3.3%
Atlas Copco AB (A Shares)	705	41,726
ESCO Technologies, Inc.	601	47,948
Fortive Corp.	814	57,420
Haitian International Holdings Ltd.	9,789	25,468
IDEX Corp.	251	54,075
Indutrade AB	1,207	30,028
Kone OYJ (B Shares)	449	29,079
Kornit Digital Ltd. (a)	290	30,467
Metawater Co. Ltd.	1,826	32,387
Minebea Mitsumi, Inc.	1,141	27,921
Misumi Group, Inc.	855	27,738
Miura Co. Ltd.	682	20,136
Rational AG	25	20,958
Schindler Holding AG (participation certificate)	106	26,604
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,926	37,616
SMC Corp.	58	32,350
Spirax-Sarco Engineering PLC	164	29,562
Tocalo Co. Ltd.	1,809	21,983
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,796	29,729
		623,195
Professional Services - 2.8%
BayCurrent Consulting, Inc.	61	23,151
Centre Testing International Group Co. Ltd. (A Shares)	5,000	16,712
CoStar Group, Inc. (a)	754	52,901
Equifax, Inc.	294	70,489
Experian PLC	1,056	44,107
Funai Soken Holdings, Inc.	1,032	21,388
Headhunter Group PLC ADR	622	27,561
IR Japan Holdings Ltd.	288	12,826
Recruit Holdings Co. Ltd.	1,061	52,444
RELX PLC (London Stock Exchange)	1,706	52,477
SaraminHR Co. Ltd.	823	26,908
Sporton International, Inc.	3,788	28,744
TriNet Group, Inc. (a)	579	49,331
Verisk Analytics, Inc.	316	61,977
		541,016
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc.	239	72,161
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	1,854	34,297
Ashtead Group PLC	591	42,273
IMCD NV	158	27,179
MonotaRO Co. Ltd.	1,424	23,397
SiteOne Landscape Supply, Inc. (a)	280	50,434
		177,580
TOTAL INDUSTRIALS		2,739,409
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	607	61,598
Electronic Equipment & Components - 2.7%
Amphenol Corp. Class A	860	68,447
Azbil Corp.	666	26,159
CDW Corp.	352	66,546
Cognex Corp.	732	48,649
Keyence Corp.	103	52,831
Lagercrantz Group AB (B Shares)	2,445	27,674
Murata Manufacturing Co. Ltd.	564	42,403
Renishaw PLC	354	21,859
Sunny Optical Technology Group Co. Ltd.	1,440	37,177
Teledyne Technologies, Inc. (a)	129	54,364
Zebra Technologies Corp. Class A (a)	126	64,149
		510,258
IT Services - 3.4%
Adyen BV (a)(b)	17	34,593
Afterpay Ltd. (a)	440	18,039
Amadeus IT Holding SA Class A (a)	585	40,225
Capgemini SA	209	46,987
Cloudflare, Inc. (a)	489	47,140
Edenred SA	512	21,992
EPAM Systems, Inc. (a)	122	58,089
FDM Group Holdings PLC	1,978	28,930
GMO Internet, Inc.	1,207	25,825
Kainos Group PLC	1,105	22,717
Keywords Studios PLC	1,020	34,699
Maximus, Inc.	620	47,938
Nagarro SE (a)	157	27,295
Reply SpA	149	25,040
SHIFT, Inc. (a)	133	22,098
Shopify, Inc. Class A (a)	22	21,213
Softcat PLC	1,177	26,080
StoneCo Ltd. Class A (a)	594	9,255
Toast, Inc.	1,012	23,155
VeriSign, Inc. (a)	285	61,896
		643,206
Semiconductors & Semiconductor Equipment - 4.5%
ASM International NV (Netherlands)	111	38,137
ASML Holding NV (Netherlands)	163	110,399
BE Semiconductor Industries NV	311	26,077
Disco Corp.	126	34,644
eMemory Technology, Inc.	626	36,575
Entegris, Inc.	458	54,887
Lam Research Corp.	135	79,639
Monolithic Power Systems, Inc.	125	50,366
Silergy Corp.	262	35,441
Silicon Laboratories, Inc. (a)	339	55,999
Taiwan Semiconductor Manufacturing Co. Ltd.	8,779	203,149
Teradyne, Inc.	451	52,961
Tokyo Electron Ltd.	111	54,294
Universal Display Corp.	243	37,303
		869,871
Software - 11.1%
Adobe, Inc. (a)	225	120,218
Altium Ltd.	1,369	34,997
ANSYS, Inc. (a)	161	54,742
Atlassian Corp. PLC (a)	86	27,893
ATOSS Software AG	178	35,689
Black Knight, Inc. (a)	756	56,398
Cadence Design Systems, Inc. (a)	441	67,094
Ceridian HCM Holding, Inc. (a)	457	34,650
Confluent, Inc.	635	41,523
Constellation Software, Inc.	26	44,781
Coupa Software, Inc. (a)	224	30,076
CyberArk Software Ltd. (a)	236	32,367
Dassault Systemes SA	931	45,022
Fortnox AB	6,380	32,157
HubSpot, Inc. (a)	80	39,104
Manhattan Associates, Inc. (a)	432	57,832
Microsoft Corp.	2,305	716,808
Ming Yuan Cloud Group Holdings Ltd.	8,326	17,167
Money Forward, Inc. (a)	393	17,884
Nemetschek Se	357	32,998
Netcompany Group A/S (b)	232	17,044
Paycom Software, Inc. (a)	158	52,977
Salesforce.com, Inc. (a)	460	107,010
SAP SE	522	65,491
ServiceNow, Inc. (a)	134	78,495
SimCorp A/S	231	21,538
Synopsys, Inc. (a)	227	70,484
Topicus.Com, Inc.	323	26,210
Tyler Technologies, Inc. (a)	112	53,066
Workday, Inc. Class A (a)	236	59,710
Xero Ltd. (a)	365	29,567
		2,120,992
TOTAL INFORMATION TECHNOLOGY		4,205,925
MATERIALS - 3.9%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	234	66,016
Albemarle Corp. U.S.	305	67,326
Asian Paints Ltd.	790	33,498
Ecolab, Inc.	318	60,245
Givaudan SA	9	37,286
Linde PLC	250	79,670
NOF Corp.	522	23,902
Quaker Houghton	207	43,298
Sherwin-Williams Co.	249	71,341
Shin-Etsu Chemical Co. Ltd.	267	44,672
Sika AG	152	53,181
Symrise AG	237	28,321
		608,756
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	1,169	28,794
Freeport-McMoRan, Inc.	1,765	65,693
Lynas Rare Earths Ltd. (a)	5,051	32,625
		127,112
TOTAL MATERIALS		735,868
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	293	73,690
ARGAN SA	201	25,334
Big Yellow Group PLC	1,256	25,343
Embassy Office Parks (REIT)	7,714	38,203
Equinix, Inc.	86	62,341
Equity Lifestyle Properties, Inc.	805	63,023
Extra Space Storage, Inc.	295	58,466
Irish Residential Properties REIT PLC	16,250	30,598
National Storage REIT unit	19,266	33,775
Prologis (REIT), Inc.	606	95,033
Safestore Holdings PLC	1,880	32,233
Sun Communities, Inc.	341	64,435
Warehouses de Pauw	632	27,190
		629,664
Real Estate Management & Development - 1.1%
Ayala Land, Inc.	46,348	32,665
CBRE Group, Inc.	630	63,844
Colliers International Group, Inc.	226	32,970
Longfor Properties Co. Ltd. (b)	6,255	37,523
Oberoi Realty Ltd. (a)	3,313	40,952
		207,954
TOTAL REAL ESTATE		837,618
UTILITIES - 1.1%
Electric Utilities - 0.7%
Equatorial Energia SA	7,515	32,494
NextEra Energy, Inc.	1,234	96,400
		128,894
Gas Utilities - 0.2%
Nippon Gas Co. Ltd.	2,581	36,119
Water Utilities - 0.2%
American Water Works Co., Inc.	321	51,617
TOTAL UTILITIES		216,630
TOTAL COMMON STOCKS (Cost $15,689,663)		19,022,737

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.) (Cost $18,252)	71	38,331

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $32,997)	32,990	32,997

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,740,912)	19,094,065
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,387)
NET ASSETS - 100.0%	19,080,678

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,577 or 2.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	97,273	890,242	954,518	13	-	-	32,997	0.0%
Total	97,273	890,242	954,518	13	-	-	32,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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